Derivative Financial Instruments and Hedge Accounting (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [text block] [Abstract]
Percentage of hedges	100.00%
Net assets or liabilities	$ 327,938	$ 210,867